COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19.
COMMITMENTS AND CONTINGENCIES

Commitments

The Company did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2024.

Contingencies

In 2024, TradeUP Securities reached a resolution with FINRA regarding short interest positions and was fined US$300,000 for failing to submit the short interest reports between 2021 and 2023. TradeUP Securities consented to the findings that it failed to report its short interest positions and implemented new procedures to ensure the accuracy and timely submission of the reporting and updated its Written Supervisory Procedures Checklist to address short interest reporting requirements. Besides, in previous years FINRA concluded an examination of TradeUP Securities and US Tiger Securities and identified certain compliance concerns relating to anti-money laundering and other issues. In April 2025, the Group has reached a final settlement with FINRA with a fine of US$950,000.

According to ASC 450-20-25-2, an estimated loss from a loss contingency shall be accrued when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. The management has concluded that the conditions in paragraph 450-20-25-2 have been met. As of December 31, 2023 and 2024, nil and US$900,000 provision has been made by the Group for the aforementioned potential loss contingency.